Fair Value of Financial Assets and Liabilities-Fair value of Financial Assets/Liabilities not measured at fair value on the balance sheet (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		$ 1,528,234
Book Value
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 33,390,035	30,102,202
Financial Liabilities	33,123,274	29,699,243
Book Value | Current accounts and other demand deposits
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	11,326,133	9,584,488
Book Value | Transactions in the course of payment
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	98,869	44,436
Book Value | Cash collateral on securities lent and reverse repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	308,734	303,820
Book Value | Saving accounts and time deposits
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	10,856,618	10,656,174
Book Value | Borrowings from financial institutions
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	1,563,277	1,516,759
Book Value | Other financial obligations
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	156,229	118,014
Book Value | Borrowings And Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	24,309,860	22,223,691
Book Value | Letters of credit for residential purposes
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	10,229	15,040
Book Value | Letters of credit for general purposes
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	669	1,328
Book Value | Bonds
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	7,912,621	6,772,990
Book Value | Subordinated bonds
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	889,895	686,194
Book Value | Debt issued
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	8,813,414	7,475,552
Fair Value - not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	34,096,829	30,270,446
Financial liabilities at fair value	33,601,050	29,838,379
Fair Value - not measured at fair value | Current accounts and other demand deposits
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	11,326,133	9,584,488
Fair Value - not measured at fair value | Transactions in the course of payment
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	98,869	44,436
Fair Value - not measured at fair value | Cash collateral on securities lent and reverse repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	308,734	303,820
Fair Value - not measured at fair value | Saving accounts and time deposits
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	10,795,125	10,632,350
Fair Value - not measured at fair value | Borrowings from financial institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	1,555,129	1,506,940
Fair Value - not measured at fair value | Other financial obligations
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	160,361	119,024
Fair Value - not measured at fair value | Borrowings And Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	24,244,351	22,191,058
Fair Value - not measured at fair value | Letters of credit for residential purposes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	11,081	15,982
Fair Value - not measured at fair value | Letters of credit for general purposes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	725	1,411
Fair Value - not measured at fair value | Bonds
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	8,340,272	6,897,317
Fair Value - not measured at fair value | Subordinated bonds
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	1,004,621	732,611
Fair Value - not measured at fair value | Debt issued
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	9,356,699	7,647,321
Cash and due from banks | Book Value
Disclosure of detailed information about financial instruments [line items]
Financial Assets	2,392,166	880,081
Cash and due from banks | Fair Value - not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	2,392,166	880,081
Transactions in the course of collection | Book Value
Disclosure of detailed information about financial instruments [line items]
Financial Assets	331,420	289,194
Transactions in the course of collection | Fair Value - not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	331,420	289,194
Cash collateral on securities borrowed and reverse repurchase agreements | Book Value
Disclosure of detailed information about financial instruments [line items]
Financial Assets	142,329	97,289
Cash collateral on securities borrowed and reverse repurchase agreements | Fair Value - not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	142,329	97,289
Cash and other transactions | Book Value
Disclosure of detailed information about financial instruments [line items]
Financial Assets	2,865,915	1,266,564
Cash and other transactions | Fair Value - not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	2,865,915	1,266,564
Domestic banks | Book Value
Disclosure of detailed information about financial instruments [line items]
Financial Assets	149,974	99,776
Domestic banks | Fair Value - not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	149,974	99,776
Central Bank of Chile | Book Value
Disclosure of detailed information about financial instruments [line items]
Financial Assets	630,053	1,100,831
Central Bank of Chile | Fair Value - not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	630,053	1,100,831
Foreign banks | Book Value
Disclosure of detailed information about financial instruments [line items]
Financial Assets	360,054	293,777
Foreign banks | Fair Value - not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	358,542	286,063
Loans and advances to banks | Book Value
Disclosure of detailed information about financial instruments [line items]
Financial Assets	1,140,081	1,494,384
Loans and advances to banks | Fair Value - not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,138,569	1,486,670
Commercial loans | Book Value
Disclosure of detailed information about financial instruments [line items]
Financial Assets	16,039,411	15,209,534
Commercial loans | Fair Value - not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	15,988,330	14,949,852
Mortgage loans | Book Value
Disclosure of detailed information about financial instruments [line items]
Financial Assets	9,163,019	8,017,743
Mortgage loans | Fair Value - not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	9,888,506	8,451,099
Consumer loans | Book Value
Disclosure of detailed information about financial instruments [line items]
Financial Assets	4,181,609	4,113,977
Consumer loans | Fair Value - not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	4,215,509	4,116,261
Loans to customers | Book Value
Disclosure of detailed information about financial instruments [line items]
Financial Assets	29,384,039	27,341,254
Loans to customers | Fair Value - not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	$ 30,092,345	$ 27,517,212